Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$ 46,451
5.75%, 7/1/32	4,500	5,134,095
		$ 5,180,546
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$ 238,218
		$ 238,218
Education — 13.1%
Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$ 1,028,725
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.95%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	1,600	1,515,136
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	300	252,135
5.00%, 10/1/28	700	712,691
Cumberland County Municipal Authority, PA, (Dickinson College):
5.00%, 5/1/30	775	805,411
5.00%, 5/1/31	1,145	1,188,407
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,517,187
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,144,741
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	256,332
Lancaster Higher Education Authority, PA, (Elizabethtown College), 5.00%, 10/1/31	1,500	1,524,195
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/52	2,000	1,543,820
Montgomery County Industrial Development Authority, PA, (Germantown Academy):
4.00%, 10/1/41	450	366,980
4.00%, 10/1/46	625	484,381
Pennsylvania State University:
5.00%, 9/1/34	1,585	1,658,053
5.00%, 9/1/47	2,000	2,063,040
Security	Principal Amount (000's omitted)	Value
Education (continued)
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/45	$1,035	$ 1,044,708
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/43	1,875	1,674,656
		$ 18,780,598
Escrowed/Prerefunded — 0.9%
Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$ 1,041,080
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	300	303,234
		$ 1,344,314
General Obligations — 4.7%
Allegheny County, PA, 5.00%, 11/1/43	$1,000	$ 1,034,970
Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,020,070
Lower Paxton Township, PA:
4.00%, 4/1/43	300	264,024
4.00%, 4/1/45	310	270,249
Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,302,780
Pequea Valley School District, PA, 4.00%, 5/15/46	825	712,511
Puerto Rico, 5.625%, 7/1/29	1,250	1,259,300
Seneca Valley School District, PA, 5.00%, 4/1/31	750	808,500
		$ 6,672,404
Hospital — 17.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System):
4.00%, 7/15/38	$500	$ 436,860
5.00%, 7/15/33	1,000	1,038,770
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/27	450	453,105
5.00%, 7/1/35	500	465,115
Bucks County Industrial Development Authority, PA, (St. Luke's University Health Network), 4.00%, 8/15/38	1,500	1,318,875
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	513,913
Chester County Health and Education Facilities Authority, PA, (Main Line Health System):
5.00%, 10/1/31	1,350	1,416,676
5.00%, 10/1/35	2,000	2,052,420
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/31	790	816,971
5.00%, 7/15/37	500	492,985

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/45	$2,150	$ 2,119,255
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), Prerefunded to 6/1/23, 6.00%, 6/1/39	1,345	1,364,893
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	1,500	1,479,120
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	668,577
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,000	921,840
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/34	1,000	931,310
5.00%, 9/1/33	1,000	1,038,890
5.00%, 9/1/37	1,000	1,017,300
Pennsylvania Economic Development Financing Authority, (UPMC), 2.66%, (SIFMA + 0.42%), 11/15/24(2)	1,000	985,670
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
4.00%, 8/15/42	150	133,671
5.00%, 8/15/37	2,600	2,668,016
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,438,940
		$ 24,773,172
Housing — 0.7%
Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	$1,405	$ 954,627
		$ 954,627
Industrial Development Revenue — 1.9%
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), 3.45% to 1/3/23 (Put Date), 12/1/30	$2,785	$ 2,782,104
		$ 2,782,104
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,101,083
		$ 1,101,083
Insured - Escrowed/Prerefunded — 3.1%
Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$ 2,335,853
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded (continued)
McKeesport Area School District, PA:
(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	$60	$ 60,869
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,096,816
		$ 4,493,538
Insured - General Obligations — 13.0%
Allentown City School District, PA:
(BAM), 5.00%, 6/1/31	$500	$ 520,525
(BAM), 5.00%, 6/1/32	1,000	1,039,690
(BAM), 5.00%, 6/1/33	1,000	1,038,330
Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,555,635
Cambria County, PA:
(AGM), 4.00%, 8/1/35	700	681,457
(BAM), 5.00%, 8/1/30	1,050	1,076,680
Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	300	312,162
Elizabeth Forward School District, PA, (NPFG), 0.00%, 9/1/23	2,170	2,094,093
Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,004,200
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	865,160
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,141,039
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	60	57,223
Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,036,310
McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	970,046
Montour School District, PA:
(AGM), 5.00%, 4/1/32	1,000	1,032,730
(AGM), 5.00%, 4/1/33	1,960	2,018,702
Oakmont Borough, PA, (AGM), 4.00%, 11/15/46	1,300	1,121,016
Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,044,070
		$ 18,609,068
Insured - Hospital — 1.5%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$ 2,080,300
		$ 2,080,300
Insured - Lease Revenue/Certificates of Participation — 7.2%
State Public School Building Authority, PA, (Philadelphia School District):
(AGM), 5.50%, 6/1/28	$3,250	$ 3,537,560
(AGM), 5.50%, 6/1/28(3)	6,250	6,803,000
		$ 10,340,560

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.6%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$ 2,233,960
		$ 2,233,960
Insured - Water and Sewer — 6.3%
Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$ 1,018,030
Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	1,605,498
Pittsburgh Water and Sewer Authority, PA:
(AGM), 4.00%, 9/1/34	2,000	1,979,940
(AGM), 5.50%, 9/1/47(4)	4,250	4,447,030
		$ 9,050,498
Lease Revenue/Certificates of Participation — 2.1%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,021,921
		$ 3,021,921
Other Revenue — 0.6%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(5)	$1,000	$ 857,710
		$ 857,710
Senior Living/Life Care — 5.0%
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
5.00%, 1/1/31	$500	$ 504,980
5.00%, 1/1/39	1,810	1,774,488
Prerefunded to 1/1/29, 5.00%, 1/1/39	190	205,455
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	743,850
5.00%, 12/1/33	455	396,437
Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,141,915
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
4.00%, 11/15/43	200	159,260
5.00%, 11/15/45	1,000	919,210
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	945,740
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	414,755
		$ 7,206,090
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$300	$ 300,423
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	36	33,098
0.00%, 7/1/27	34	26,519
0.00%, 7/1/29	34	23,626
0.00%, 7/1/31	43	26,295
0.00%, 7/1/33	49	26,343
0.00%, 7/1/46	463	100,841
0.00%, 7/1/51	377	58,672
4.329%, 7/1/40	933	784,840
4.50%, 7/1/34	74	67,276
4.536%, 7/1/53	5	4,032
5.00%, 7/1/58	1,600	1,375,968
		$ 2,827,933
Transportation — 12.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$5,000	$ 4,396,000
(AMT), 5.00%, 1/1/56	1,000	933,530
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/42	1,500	1,523,895
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	2,509,224
Pennsylvania Turnpike Commission:
4.00%, 12/1/43	1,750	1,550,010
4.00%, 12/1/45	500	415,600
4.00%, 12/1/51	1,000	837,320
4.25%, 12/1/41	1,125	1,063,991
5.00%, 12/1/39	1,500	1,512,870
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/33	1,000	1,007,380
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,116,100
		$ 17,865,920
Water and Sewer — 2.2%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 637,530

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	$2,000	$ 1,487,180
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	1,000	1,016,250
		$ 3,140,960
Total Tax-Exempt Municipal Obligations (identified cost $154,029,327)		$143,555,524

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$536	$ 96,471
		$ 96,471
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 2.875%, 5/15/31	$250	$ 221,553
		$ 221,553
Total Taxable Municipal Obligations (identified cost $785,956)		$ 318,024
Total Investments — 100.5% (identified cost $154,815,283)		$143,873,548
Other Assets, Less Liabilities — (0.5)%		$ (665,185)
Net Assets — 100.0%		$143,208,363
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $1,158,133 or 0.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 20.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Pennsylvania Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$143,555,524	$ —	$143,555,524
Taxable Municipal Obligations	—	318,024	—	318,024
Total Investments	$ —	$143,873,548	$ —	$143,873,548
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.